Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Line Items]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$-	$-	$12	$12
Private warrant liability	-	2,839	-	2,839
Publicly traded warrant liability	533	-	-	533
	$533	$2,839	$12	$3,384

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$472	$472
Publicly traded warrant liability	662	—	—	662
	$662	$—	$472	$1,134

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023 (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$472	$472
Publicly traded warrant liability	662	—	—	662
	$662	$—	$472	$1,134
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$4	$4
Forward purchase agreement put option liability	—	—	103	103
Publicly traded warrant liability	332	—	—	332
	$332	$—	$107	$439

Schedule of Instruments Measured at Fair Value on a Recurring Basis

The following tables summarize the activity for the Company’s Level 3 instrument measured at fair value on a recurring basis:

Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2024	$472
Change in fair value	(522)
Effect of amendment (see Note 9)	62
Balance as of September 30, 2025	$12

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

	Forward Purchase Agreement Warrant Liability	Forward Purchase Agreement Put Option Liability
Balance as of December 31, 2023	$4	$103
Change in fair value	(411)	(103)
Effect of amendments (see Note 10)	975	—
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement	(96)	—
Balance as of December 31, 2024	$472	$—

Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability	The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of December 31, 2024 and the forward purchase agreement warrant liability and forward purchase agreement put option liability as of December 31, 2023:
	December 31, 2024	December 31, 2023
Stock price	$1.43	$1.81
Initial exercise price	$10.46	$10.46
Annual volatility	130.0%	46.9%
Remaining term (in years)	1.00	0.75
Risk-free rate	4.08%	4.90%
September 29, 2023
Underlying stock price	$7.02
Exercise price	$11.50
Expected term (in years)	10.00
Expected volatility	48.9%

Warrant Liability [Member]
Fair Value Measurements [Line Items]
Schedule of Fair Value Measurements of the Forward Purchase Agreement Warrant Liability	The following table presents the quantitative information regarding Level 3 fair value measurements of the forward purchase agreement warrant liability as of September 30, 2025 and December 31, 2024:
	September 30, 2025	December 31, 2024
Stock price	$0.78	$1.43
Initial exercise price	$10.46	$10.46
Annual volatility	90.0%	130.0%
Remaining term (in years)	0.3	1.0
Risk-free rate	3.94%	4.08%